Intangible Assets (Bendon Limited)	6 Months Ended	12 Months Ended
	Jul. 31, 2018	Jan. 31, 2018
Disclosure of detailed information about intangible assets [line items]
Intangible Assets

9	Intangible Assets

	31 July 2018 NZ $000’s	31 January 2018 NZ $000’s

Patents and licences
Cost	1,037	919
Accumulated amortisation and impairment	(820)	(718)
Net book amount	217	201

Brands
Cost	15,091	12,463
Impairment	(696)	-
Net book amount	14,395	12,463

Software
Cost	15,729	15,788
Accumulated amortisation and impairment	(15,453)	(15,440)
Net book amount	276	348

Goodwill
Costs	5,798	-
Impairment	(3,399)	-
Net book amount	2,399	-

Total intangible assets	17,287	13,012

(a) Movements in carrying amounts of intangible assets

	Goodwill NZ $000’s	Software NZ $000’s	Patents and licences NZ $000’s	Brands NZ $000’s	Total NZ $000’s
Year ended 31 January 2018
Balance at the beginning of the year	-	348	201	12,463	13,012
Additions	5,798	32	119	2,726	8,675
Disposals	-	(22)	-	-	(22)
Amortisation	-	(17)	(103)	-	(120)
Impairment (refer note 9e)	(3,399)	(64)	-	(696)	(4,159)
Foreign exchange movements	-	(1)	-	(98)	(99)
Closing value at 31 July 2018	2,399	276	217	14,395	17,287

	Goodwill NZ $000’s	Software NZ $000’s	Patents and licences NZ $000’s	Brands NZ $000’s	Total NZ $000’s
6 months ended 31 July 2017
Balance at the beginning of the period	-	1,957	536	12,206	14,699
Additions	-	101	-	-	101
Amortisation	-	(64)	(71)	-	(135)
Impairment	-	(1,650)	(264)		(1,914)
Foreign exchange movements	-	4	0	257	261
Closing value at 31 January 2018	-	348	201	12,463	13,012

(b) Impairment testing for indefinite-lived brand intangibles

Brand intangible assets represent brands owned by the Group, that arose on historical acquisitions including Pleasure State, Davenport and Lovable. The intangible assets increased in current period as result of the business combination with Naked Brand Group Inc. See note 15 for further information.

The brand intangible assets of $14,395,000 (31 January 2018: $12,463,000) are tested for impairment annually.

Impairment assumptions

Management has determined the recoverable amount of the indefinite-lived brand assets by assessing the fair value less cost of disposal (FVLCOD) of the underlying assets. The relief from royalty method adopted to complete the valuation determines, in lieu of ownership, the cost that would be required to obtain comparable rights to use the asset via a third-party licence arrangement. These calculations use cash flow projections based on financial budgets approved by management covering a five year period. Cash flows beyond the five year period are extrapolated using the estimated growth rates shown below. These growth rates do not exceed the long-term average growth rates for the industry. The result of the impairment assessment is that the carrying value exceeded the fair value less costs to sell by an amount of $696 thousand (31 January 2018: nil). As such, the indefinite-lived brand assets have been partially impaired during the half year ended 31 July 2018.

Management’s approach and the key assumptions used to determine the FVLCOD were as follows:

Sales growth: 2.5% (31 January 2018: 5%)
Royalty rate: 6.6% (31 January 2018: 6.6%)
Cash flow - revenue forecast period: 5 years (31 January 2018: 5 years)
Post-tax discount rate (%): 11.4% (31 January 2018: 11.4%)
Long term sales growth rate (%): 2% (31 January 2018: 2%)

Impact of possible changes in key assumptions

The directors have made judgements and estimates to assess indefinite-lived brand assets for impairment. Should these judgements and estimates not occur the resulting carrying amount may decrease.

The sensitivities that have been separately modelled are as follows:

(a) a 2.1% increase in the post-tax discount rate
(b) sales growth rate reduced to 0%

The carrying amounts of the indefinite-lived brand intangible assets are sensitive to assumptions used in the impairment test calculations including the post-tax discount rate and sales growth rate. A 2.1% increase in the post-tax discount rate would result in an impairment of $1,739 thousand (31 January 2018: an increase of 1.5% would result an impairment of $929 thousand) against the carrying amount of the indefinite-lived brand intangibles. A reduction of the sales growth rate to 0% would result in an impairment of $1,341 thousand (31 January 2018: a reduction to 2% would result an impairment of $611 thousand) against the carrying amount of the indefinite-lived brand intangible assets.

(c) Impairment of goodwill

For the purpose of impairment testing, goodwill is allocated to cash-generating units as below:

Description of cash-generating unit (CGU)

31 July 2018 NZ $000’s
United States	5,798
Impairment expense	(3,399)
2,399

Impairment assumption

Goodwill was allocated to the Group’s operation in United States which is the cash generating unit (CGU) for the purpose of impairment testing. The recoverable amount of the CGU was determined based on value-in-use calculations which require the use of assumptions. The calculations use cash flow projections based on financial budgets approved by management covering a five-year period. Cash flows beyond the five-year period are extrapolated using the estimated growth rates stated below. These growth rates do not exceed the long-term average growth rates for the industry.

The result of the impairment assessment is that the carrying value exceeded the fair value less costs to sell by an amount of $3.4m. As such, the goodwill has been partially impaired during the half year ended 31 July 2018.

Significant assumptions used for the purposes of the value-in-use calculation include:

United States

Post-tax discount rate - 10.25%

EBITDA growth rate - 10%

Terminal growth - 2%

Impact of possible changes in key assumptions

The directors have made judgements and estimates to assess goodwill for impairment. Should these judgements and estimates not occur the resulting carrying amount may decrease.

The sensitivities that have been separately modelled are as follows:
(a) a 3.25% increase in the post-tax discount rate
(b) sales growth rate reduced to 5%

The carrying amount of the goodwill is sensitive to assumptions used in the impairment test calculations including the post-tax discount rate and sales growth rate. A 3.25% increase in the post-tax discount rate would result in an impairment of $1,833 thousand against the carrying amount of the goodwill. A reduction of the sales growth rate to 5% would result in an impairment of $566 thousand against the carrying amount of the goodwill.

(e) Impairment of software

Impairment charge relating to software is due to management deciding to fully impair the costs on the ERP upgrade, as this software will need to be replaced and updated with more advanced system.

Bendon Limited [Member]
Disclosure of detailed information about intangible assets [line items]
Intangible Assets

12	Intangible Assets

	31 January	31 January	30 June	30 June
	2018	2017	2016	2015
	NZ$000’s	NZ$000’s	NZ$000’s	NZ$000’s
Goodwill
Cost	-	-	2,157	2,347
Accumulated impairment	-	-	(2,157)	-
	-	-	-	2,347

Patents and licences
Cost	919	1,169	818	557
Accumulated amortisation and impairment	(718)	(573)	(544)	(540)
	201	596	274	17
Brands
Cost	12,463	12,036	12,105	12,702
Software
Cost	15,788	17,308	17,312	17,131
Accumulated amortisation and impairment	(15,440)	(15,260)	(15,116)	(14,816)
	348	2,048	2,196	2,315
Total Intangible assets	13,012	14,680	14,575	17,381

(a)	Movements in carrying amounts of intangible assets

		Patents and
	Software	licences	Brands	Goodwill	Total
	NZ$000’s	NZ$000’s	NZ$000’s	NZ$000’s	NZ$000’s
Year ended 31 January 2018
Balance at the beginning of the year	2,048	596	12,036	-	14,680
Additions	106	12	-	-	118
Amortisation	(163)	(143)	-	-	(306)
Impairment (refer note 12(c)	(1,650)	(264)	-	-	(1,914)
Foreign exchange movements	7	-	427	-	434
Closing value at 31 January 2018	348	201	12,463	-	13,012

		Patents and
	Software	licences	Brands	Goodwill	Total
	NZ$000’s	NZ$000’s	NZ$000’s	NZ$000’s	NZ$000’s
7 months ended 31 January 2017
Balance at the beginning of the period	2,196	274	12,105	-	14,575
Additions	-	351	-	-	351
Amortisation	(148)	(30)	-	-	(178)
Foreign exchange movements	-	1	(69)	-	(68)
Closing value at 31 January 2017	2,048	596	12,036	-	14,680

		Patents and
	Software	licences	Brands	Goodwill	Total
	NZ$000’s	NZ$000’s	NZ$000’s	NZ$000’s	NZ$000’s
Year ended 30 June 2016
Balance at the beginning of the year	2,315	17	12,702	2,347	17,381
Additions	211	264	-	-	475
Amortisation	(316)	(7)	-	-	(323)
Impairment	-	-	-	(2,157)	(2,157)
Foreign exchange movements	(14)	-	(597)	(190)	(801)
Closing value at 30 June 2016	2,196	274	12,105	-	14,575

		Patents and
	Software	licences	Brands	Goodwill	Total
	NZ$000’s	NZ$000’s	NZ$000’s	NZ$000’s	NZ$000’s
Year ended 30 June 2015
Balance at the beginning of the year	2,081	117	12,274	2,211	16,683
Additions	1,093	-	-	-	1,093
Amortisation	(787)	(104)	-	-	(891)
Foreign exchange movements	(72)	4	428	136	496
Closing value at 30 June 2015	2,315	17	12,702	2,347	17,381

(b)	Impairment testing for goodwill

The goodwill was fully impaired during the year ending 30 June 2016.

For the purpose of impairment testing, goodwill is allocated to cash-generating units as below:

	For the Year	For the 7	For the Year	For the Year
	Ended	Months Ended	Ended	Ended
Description of the cash-generating unit (CGU)	31 January 2018	31 January 2017	30 June 2016	30 June 2015
	NZ $000’s	NZ $000’s	NZ $000’s	NZ $000’s
Australia	-	-	2,157	2347
Impairment expense	-	-	(2,157)	-
	-	-	-	2347

Impairment assumptions

Goodwill was allocated to Australia which is the cash generating unit (CGU) for the purpose of impairment testing. The recoverable amount of the CGU was determined based on the fair value less cost to sell method.

The fair value less costs to dispose calculation was based on a discount of the anticipated cash flows that a market participant would consider is possible from the asset, over a five year period. Cash flows beyond the five year period are extrapolated using the estimated growth rates shown below. These growth rates do not exceed the long-term average growth rates for the industry.

The result of the impairment assessment is that the carrying value exceeded the fair value less costs to sell by an amount of $2.2m. As such, the goodwill has been fully impaired during the year ended 30 June 2016.

Significant assumptions used for the purposes of the fair value calculation include:

Australia

Annualised restructuring savings - $1.035m

Pre-tax discount rate - 12.7%

Terminal growth - 3.5%

(c)	Impairment testing for indefinite-lived brand intangibles

Brand intangible assets represent brands owned by the Group, that arose on historical acquisitions including Pleasure State, Davenport and Lovable.

The brand intangible assets $12,463,000 (31 January 2017: $12,036,000, 30 June 2016: $12,105,000, 30 June 2015: $12,702,000) are tested for impairment annually.

Impairment assumptions

Management has determined the recoverable amount of the indefinite-lived brand assets by assessing the fair value less cost of disposal (FVLCOD) of the underlying assets. The relief from royalty method adopted to complete the valuation determines, in lieu of ownership, the cost that would be required to obtain comparable rights to use the asset via a third-party licence arrangement. These calculations use cash flow projections based on financial budgets approved by management covering a five year period. Cash flows beyond the five year period are extrapolated using the estimated growth rates shown below. These growth rates do not exceed the long-term average growth rates for the industry. No impairment was identified.

Management’s approach and the key assumptions used to determine the FVLCOD were as follows:

Sales growth: 5% (31 January 2017: 5%, 30 June 2016: 5%, 30 June 2015: 2%)

Royalty rate: 6.6% (31 January 2017: 6.6%, 30 June 2016: 6.6%, 30 June 2015: 6.6%)

Cash flow forecast period: 5 years (31 January 2017: 5 years, 30 June 2016: 5 years, 30 June 2015: 5 years)

Post-tax discount rate (%): 11.4% (31 January 2017: 11.4%, 30 June 2016: 11.4%, 30 June 2015: 11.4%)

Long term growth rate (%): 2% (31 January 2017: 2%, 30 June 2016: 2%, 30 June 2015: 0%)

Impact of possible changes in key assumptions

The directors have made judgements and estimates to assess indefinite-lived assets for impairment. Should these judgements and estimates not occur the resulting carrying amount may decrease.

The sensitivities that have been separately modelled are as follows:

(a) a 1.5% increase in the post-tax discount rate

(b) sales growth rate reduced to 2%

(c) a 1.5% reduction in the royalty rate

In the prior years, there were no reasonably possible changes in key assumptions that resulted in impairment.

The carrying amounts of the indefinite-lived brand intangible assets are sensitive to assumptions used in the impairment test calculations including the post-tax discount rate, sales growth rate and royalty rate. A 1.5% increase in the post-tax discount rate would result in an impairment of $928 thousand against the carrying amount of the indefinite-lived brand intangibles. A reduction of the sales growth rate to 2% would result in an impairment of $611 thousand against the carrying amount of the indefinite-lived brand intangible assets. A 1.5% reduction in the royalty rate would result in an impairment of $2,267 thousand against the carrying amount of the indefinite-lived brand intangibles.

(d)	Impairment of software

Impairment charge relating to software is due to management deciding to fully impair the costs on the ERP upgrade, as this software will need to be replaced and updated with more advanced system.